Licenses	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Licenses

Note 7—Licenses

License Agreement with Baylor College of Medicine

In 2001, Opexa entered into an agreement with Baylor College of Medicine for the exclusive worldwide license to a patient-specific, autologous T-cell immunotherapy for the treatment of MS, which is the initial T-cell technology on which Tcelna is based, including rights to certain patents held by Baylor. In consideration for the right and license to commercially exploit such technology, Opexa agreed to pay the following (per scenario 1 of the license agreement): (i) a 2% royalty on net sales of licensed patented products sold by Opexa or its affiliates where annual gross sales of such products is less than or equal to $500 million; (ii) a 1% royalty on net sales of licensed patented products sold by Opexa or its affiliates where annual gross sales of such products exceed $500 million; (iii) a 1% royalty on net sales of licensed patent pending products sold by Opexa or its affiliates; and (iv) a 1% royalty on net sales of licensed patented products or licensed patent pending products sold by any sublicensees of Opexa. Unless earlier terminated, the Baylor license agreement expires in 2025 upon expiration of the last of the licensed patent rights.

Note 12—Licenses

License Agreement with Baylor College of Medicine

In 2001, Opexa entered into an agreement with Baylor College of Medicine for the exclusive worldwide license to a patient-specific, autologous T-cell immunotherapy for the treatment of MS, which is the initial T-cell technology on which Tcelna is based, including rights to certain patents held by Baylor. In consideration for the right and license to commercially exploit such technology, Opexa agreed to pay the following (per scenario 1 of the license agreement): (i) a 2% royalty on net sales of licensed patented products sold by Opexa or its affiliates where annual gross sales of such products is less than or equal to $500 million; (ii) a 1% royalty on net sales of licensed patented products sold by Opexa or its affiliates where annual gross sales of such products exceed $500 million; (iii) a 1% royalty on net sales of licensed patent pending products sold by Opexa or its affiliates; and (iv) a 1% royalty on net sales of licensed patented products or licensed patent pending products sold by any sublicensees of Opexa. Unless earlier terminated, the Baylor license agreement expires in 2025 upon expiration of the last of the licensed patent rights.